Investment Portfolioas of August 31, 2026 (Unaudited)
DWS Enhanced Core Equity Fund
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 10.5%
Entertainment 1.2%
Netflix, Inc.*	13,123	1,063,619
Walt Disney Co.	26,134	2,810,712
		3,874,331
Interactive Media & Services 9.3%
Alphabet, Inc. “A”	71,853	24,383,315
Meta Platforms, Inc. “A”	9,844	5,634,115
		30,017,430
Consumer Discretionary 9.7%
Automobile Components 0.4%
Lear Corp.	11,257	1,407,013
Automobiles 1.2%
Tesla, Inc.*	10,933	4,022,797
Broadline Retail 3.9%
Amazon.com, Inc.*	48,016	12,473,116
Hotels, Restaurants & Leisure 1.2%
Hilton Worldwide Holdings, Inc.	6,013	1,901,791
Hyatt Hotels Corp. “A” (a)	11,809	1,971,749
		3,873,540
Household Durables 1.0%
PulteGroup, Inc.	25,379	3,205,875
Specialty Retail 1.6%
Best Buy Co., Inc.	21,157	1,695,734
Lowe's Companies, Inc.	9,300	1,903,710
TJX Companies, Inc.	10,689	1,431,364
		5,030,808
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc.*	9,492	1,141,508
Consumer Staples 3.3%
Beverages 1.5%
Keurig Dr Pepper, Inc.	28,517	908,552
Molson Coors Beverage Co. “B” (a)	17,470	694,607
PepsiCo, Inc.	22,763	3,194,559
		4,797,718
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	1,312	1,238,384
Performance Food Group Co.*	15,536	1,540,705
Walmart, Inc.	29,001	3,041,335
		5,820,424

Energy 3.0%
Energy Equipment & Services 1.6%
Baker Hughes Co.	27,122	1,723,603
SLB Ltd.	46,488	2,793,929
TechnipFMC PLC	9,394	734,141
		5,251,673
Oil, Gas & Consumable Fuels 1.4%
Cheniere Energy, Inc.	6,024	1,757,141
Diamondback Energy, Inc.	4,408	883,716
ExxonMobil Holdings Corp.	11,496	1,850,281
New Fortress Energy, Inc.*	77,180	22,382
		4,513,520
Financials 12.8%
Banks 4.7%
Bank of America Corp.	120,295	7,451,072
Citigroup, Inc.	26,285	3,459,632
JPMorgan Chase & Co.	11,638	4,143,361
		15,054,065
Capital Markets 5.0%
Ameriprise Financial, Inc.	3,666	2,027,701
Cboe Global Markets, Inc.	4,939	1,482,688
CME Group, Inc.	3,424	977,552
KKR & Co., Inc.	18,584	2,039,037
MSCI, Inc.	3,431	1,957,866
The Goldman Sachs Group, Inc.	5,560	5,704,004
Tradeweb Markets, Inc. “A”	16,206	1,745,386
		15,934,234
Consumer Finance 1.4%
American Express Co.	14,127	4,664,312
Financial Services 1.1%
Mastercard, Inc. “A”	2,132	1,256,409
PayPal Holdings, Inc.	20,934	1,102,489
Visa, Inc. “A”	3,147	1,193,877
		3,552,775
Insurance 0.6%
Hartford Insurance Group, Inc.	14,911	2,048,473
Health Care 8.7%
Biotechnology 4.8%
AbbVie, Inc.	8,256	2,117,003
Amgen, Inc.	15,112	6,496,347
Biogen, Inc.*	5,927	1,284,084
Gilead Sciences, Inc.	7,839	1,147,159
Regeneron Pharmaceuticals, Inc.	1,959	1,565,398
Vertex Pharmaceuticals, Inc.*	4,986	2,714,977
		15,324,968
Health Care Providers & Services 1.9%
Cigna Group	16,821	4,643,942
Elevance Health, Inc.	4,107	1,612,162
		6,256,104
Health Care Technology 0.4%
Veeva Systems, Inc. “A”*	4,628	1,322,173

Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.	40,356	2,696,184
Merck & Co., Inc.	16,255	2,401,839
		5,098,023
Industrials 8.5%
Aerospace & Defense 1.9%
GE Aerospace	3,110	1,044,058
Howmet Aerospace, Inc.	16,267	3,984,602
Rocket Lab Corp.*	14,424	921,982
		5,950,642
Air Freight & Logistics 0.4%
United Parcel Service, Inc. “B”	11,805	1,230,435
Building Products 0.5%
Owens Corning	11,692	1,615,250
Commercial Services & Supplies 0.7%
Republic Services, Inc.	10,492	2,317,892
Electrical Equipment 0.7%
ChargePoint Holdings, Inc.* (a)	2,682	14,751
GE Vernova, Inc.	663	595,725
Hubbell, Inc.	2,113	957,189
Regal Rexnord Corp.	3,479	551,248
		2,118,913
Ground Transportation 0.6%
Uber Technologies, Inc.*	9,776	739,554
Union Pacific Corp.	4,095	1,231,244
		1,970,798
Industrial Conglomerates 0.4%
DuPont de Nemours, Inc.	9,865	1,327,730
Machinery 0.8%
Deere & Co.	3,770	2,469,011
Marine Transportation 0.3%
Kirby Corp.*	6,748	957,271
Passenger Airlines 0.6%
United Airlines Holdings, Inc.*	17,417	1,880,862
Professional Services 0.8%
Automatic Data Processing, Inc.	3,421	978,953
Verisk Analytics, Inc.	9,021	1,748,090
		2,727,043
Trading Companies & Distributors 0.8%
WESCO International, Inc.	7,623	2,594,869
Information Technology 36.6%
Communications Equipment 1.3%
Cisco Systems, Inc.	27,068	2,990,743
Motorola Solutions, Inc.	2,198	1,066,690
		4,057,433

Semiconductors & Semiconductor Equipment 16.1%
Advanced Micro Devices, Inc.*	14,867	6,998,194
Broadcom, Inc.	17,474	6,471,321
Lam Research Corp.	11,087	3,342,619
Micron Technology, Inc.	12,871	12,339,814
NVIDIA Corp.	91,715	20,248,838
Qnity Electronics, Inc.	14,797	1,767,206
Skyworks Solutions, Inc. (a)	10,596	710,038
		51,878,030
Software 10.3%
Microsoft Corp.	47,519	24,105,914
Oracle Corp.	16,208	2,416,937
RingCentral, Inc. “A”	20,831	1,450,254
Salesforce, Inc.	20,123	5,182,477
		33,155,582
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	90,296	28,610,288
Materials 1.9%
Containers & Packaging 0.6%
Ball Corp.	30,687	1,932,360
Metals & Mining 1.3%
Newmont Corp.	33,391	4,209,270
Real Estate 1.7%
Health Care REITs 0.1%
Medical Properties Trust, Inc. (a)	67,571	268,257
Specialized REITs 1.6%
Digital Realty Trust, Inc.	9,494	1,761,992
Iron Mountain, Inc.	28,887	3,332,115
		5,094,107
Utilities 1.7%
Gas Utilities 0.4%
Atmos Energy Corp.	8,827	1,466,429
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	6,178	848,672
Water Utilities 1.0%
American Water Works Co., Inc.	23,064	3,188,137
Total Common Stocks (Cost $156,622,838)		316,554,161

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.0%
Exchange-Traded Options
E-Mini S&P 500 Index, Expiration Date 9/18/2026, Strike Price $7500.0 (Cost $36,318)	25 1,250	34,375
Total Put Options Purchased (Cost $36,318)		34,375

	Shares	Value ($)

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (b) (c) (Cost $1,406,730)	1,406,730	1,406,730

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.7% (b) (Cost $5,420,190)	5,420,190	5,420,190

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $163,486,076)	100.5	323,415,456
Other Assets and Liabilities, Net	(0.5)	(1,689,255)
Net Assets	100.0	321,726,201
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 are as follows:
Value ($) at 11/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (b) (c)
544,055	862,675 (d)	—	—	—	26,109	—	1,406,730	1,406,730
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.7% (b)
2,401,657	23,965,723	20,947,190	—	—	101,879	—	5,420,190	5,420,190
2,945,712	24,828,398	20,947,190	—	—	127,988	—	6,826,920	6,826,920

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $3,648,170, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,405,435.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

At August 31, 2026,  open total return swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Citi RMA CLS Index/CIEQUB01	4/8/2027	Citibank N.A.	4,000,000	(0.40%)	Annually	26,108

†	There are no upfront payments on the equity swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$316,554,161	$—	$—	$316,554,161
Put Options Purchased	34,375	—	—	34,375
Short-Term Investments (a)	6,826,920	—	—	6,826,920
Derivatives (b)
Total Return Swap Contracts	—	26,108	—	26,108
Total	$323,415,456	$26,108	$—	$323,441,564

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open total return swap contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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